Film Related Obligations (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure In Entirety Of Film Related Obligations [Line Items]
Components

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Film related obligations:
Production Loans	$1,395.4	$1,292.2
Production Tax Credit Facility	280.0	260.0
Backlog Facility and Other	238.9	287.3
Film Library Facility	75.9	109.9

Total film related obligations	1,990.2	1,949.4
Unamortized issuance costs	(7.1)	(11.4)

Total film related obligations, net	1,983.1	1,938.0
Less current portion	(1,617.8)	(1,393.1)

Total non-current film related obligations	$365.3	$544.9

Future Annual Repayment of Film Related Obligations
The following table sets forth future annual repayment of film related obligations as of March 31, 2025:

	Year Ending March 31,
	2026	2027	2028	2029	2030	Thereafter	Total
	(Amounts in millions)
Production Loans	$1,395.4	$—	$—	$—	$—	$—	$1,395.4
Production Tax Credit Facility	—	—	280.0	—	—	—	280.0
Backlog Facility and Other	185.1	—	53.8	—	—	—	238.9
Film Library Facility (1)	37.3	38.6	—	—	—	—	75.9

	$1,617.8	$38.6	$333.8	$—	$—	$—	$1,990.2

Less unamortized issuance costs							(7.1)

							$1,983.1

(1)
Repayment dates are based on the projected future cash flows generated from the exploitation of the rights, subject to a minimum guaranteed payment amount, as applicable (see further information below).

Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility	The cash flows generated from the exploitation of the rights will be applied to repay the Film Library Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027

LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Components

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Film related obligations:
Production Loans	$1,395.4	$1,292.2
Production Tax Credit Facility	280.0	260.0
Programming Notes	90.9	—
Backlog Facility and Other	238.9	287.3
Film Library Facility	75.9	109.9

Total film related obligations	2,081.1	1,949.4
Unamortized issuance costs	(7.3)	(11.4)

Total film related obligations, net	2,073.8	1,938.0
Less current portion	(1,708.7)	(1,393.1)

Total non-current film related obligations	$365.1	$544.9

Future Annual Repayment of Film Related Obligations
The following table sets forth future annual repayment of film related obligations as of March 31, 2025:

	Year Ending March 31,
	2026	2027	2028	2029	2030	Thereafter	Total
	(Amounts in millions)
Production Loans	$1,395.4	$—	$—	$—	$—	$—	$1,395.4
Production Tax Credit Facility	—	—	280.0	—	—	—	280.0
Programming Notes	90.9	—	—	—	—	—	90.9
Backlog Facility and Other	185.1	—	53.8	—	—	—	238.9
Film Library Facility (1)	37.3	38.6	—	—	—	—	75.9

	$1,708.7	$38.6	$333.8	$—	$—	$—	$2,081.1

Less unamortized issuance costs							(7.3)

							$2,073.8

(1)
Repayment dates are based on the projected future cash flows generated from the exploitation of the rights, subject to a minimum guaranteed payment amount, as applicable (see further information below).

Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2025:

	Maturity Date	Year Ending March 31,
Debt Type		2026	2027	2028	2029	2030	Thereafter	Total
		(Amounts in millions)
Revolving Credit Facility (1)	April 2026	$—	$—	$—	$—	$—	$—	$—
Term Loan A (1)	April 2026	—	314.4	—	—	—	—	314.4
5.5% Senior Notes and Exchange Notes	April 2029	—	—	—	—	715.0	—	715.0
eOne IP Credit Facility	July 2029	34.0	34.0	34.0	34.0	187.0	—	323.0
LG IP Credit Facility	September 2029	100.0	100.0	100.0	100.0	578.8	—	978.8

		$134.0	$448.4	$134.0	$134.0	$1,480.8	$—	2,331.2

Less aggregate unamortized debt issuance costs								(40.0)

								$2,291.2

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Revolving Credit Facility and Term Loan A were repaid in full. See
 Starz Separation
 below and Note 21 for further information.

(2)
In connection with the Starz Separation, a wholly owned subsidiary of Lionsgate assumed the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder. See
 Starz Separation
 below and Note 21 for further information.

Summary of IP Credit Facility Subject To Cumulative Minimum Guaranteed Payment

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027